Related Party Transactions (Details) - Schedule of due from to related parties - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Total due from related parties	$ 546,128	$ 169,185
Total due to related parties	183,148
EMIT [Member]
Related Party Transaction [Line Items]
Total due from related parties	152,367
Beijing Bright [Member]
Related Party Transaction [Line Items]
Total due from related parties	393,761
Mr. Raymond Ming Hui Lin, CEO of the Company [Member]
Related Party Transaction [Line Items]
Total due from related parties		$ 169,185